Offerings - Offering: 1	Jan. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	20,628,654
Maximum Aggregate Offering Price	$ 265,815,565
Fee Rate	0.01531%
Amount of Registration Fee	$ 40,696.37
Offering Note
(1)
Represents an estimate of the maximum number of shares of common shares, $0.01 par value per share, of Northwest
Bancshares
, Inc. based upon an estimate of (x) the maximum number of shares of common stock, $5.55 par value, of Penns Woods Bancorp, Inc. as of January 23, 2025 issuable or expected to be exchanged in connection with the merger of Penns Woods Bancorp, Inc. with and into Northwest Bancshares, Inc., collectively equal to 8,649,331, multiplied by (y) the exchange ratio of 2.385 shares of Northwest Bancshares, Inc. common stock for each share of Penns Woods Bancorp, Inc. common stock.

(2)
Pursuant to Rule 457(c) and (f)(3) under the Securities Act, and estimated solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price was calculated as (A) the product of (i) $30.7325, the average of the high and low prices per share of Penns Woods Bancorp, Inc. common stock as reported on The Nasdaq Stock Exchange on January 22, 2025, the latest practicable date prior to the date of filing of this registration statement, and (ii) 8,649,331, the estimated maximum number of shares of common stock of Penns Woods Bancorp, Inc. that may be exchanged in the merger.

(3)
Calculated pursuant to Rule 457 under the Securities Act to be $40,696.37, which is equal to 0.00015310 multiplied by the proposed maximum aggregate offering price of shares of Northwest Bancshares, Inc. common stock of $265,815,565.